OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
OTHER EQUITY INSTRUMENTS	32. OTHER EQUITY INSTRUMENTS

			Group
	Interest rate	Next call date	2025	2024
	%		£m	£m
AT1 securities:
- £500m Perpetual Capital Securities	6.30	March 2025	—	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
- £400m Perpetual Capital Securities	8.75	Sept 2029	400	400
- £500m Perpetual Capital Securities	7.63	Sept 2030	500	—
			1,860	1,860
AT1 securities
The AT1 securities issued by the Company were subscribed for by its immediate parent company, Santander UK Group Holdings plc. The AT1 securities are perpetual and pay a quarterly distribution. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group, or the Company (calculated on a solo basis), fall below 7%.
In February 2025, Santander UK Group Holdings plc issued £500m 7.63% Fixed Rate Reset Perpetual AT1 Capital Securities, which were fully subscribed by the
Company’s immediate parent company, Banco Santander SA, and in March 2025 redeemed the £500m 6.30% Fixed Rate Reset Perpetual AT1 Capital
Securities.
All AT1 securities are redeemable at the option of the Company, and only with the consent of the PRA.